INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Disclosure of detailed information about intangible assets [line items]
Additions	$ 5,220	$ 1,828
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Additions	1,546	$ 247
BG Group Plc | Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,780
BG Group Plc | Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,525
BG Group Plc | Oil Products
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,612
Business combinations
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,167
Cash transferred	$ 2,300